TIAA-CREF Social Choice Equity Fund
TIAA-CREF Social Choice Equity Fund
Investment objective

The Fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain environmental, social and governance (“ESG”) criteria.

Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - TIAA-CREF Social Choice Equity Fund - USD ($)	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
Maximum sales charge imposed on purchases (percentage of offering price)	none	none	none	none	none
Maximum deferred sales charge	none	none	none	none	none
Maximum sales charge imposed on reinvested dividends and other distributions	none	none	none	none	none
Redemption or exchange fee	none	none	none	none	none
Account maintenance fee (annual fee on accounts under $2,000)	none	none	none	none	$ 15.00

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TIAA-CREF Social Choice Equity Fund		Institutional Class	Advisor Class		Premier Class	Retirement Class	Retail Class
Management fees		0.15%	0.15%		0.15%	0.15%	0.15%
Distribution (Rule 12b-1) fees					0.15%		0.25%
Other expenses		0.04%	0.13%	[1]	0.04%	0.29%	0.06%
Total annual Fund operating expenses		0.19%	0.28%		0.34%	0.44%	0.46%
Waivers and expense reimbursements	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement		0.19%	0.28%		0.34%	0.44%	0.46%
[1]	Estimate is for the current fiscal year.
[2]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.22% of average daily net assets for Institutional Class shares; (ii) 0.37% of average daily net assets for Advisor Class shares; (iii) 0.37% of average daily net assets for Premier Class shares; (iv) 0.47% of average daily net assets for Retirement Class shares; and (v) 0.61% of average daily net assets for Retail Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 28, 2018, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through February 28, 2018, but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - TIAA-CREF Social Choice Equity Fund - USD ($)	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
1 year	$ 19	$ 29	$ 35	$ 45	$ 47
3 years	61	90	109	141	148
5 years	107	157	191	246	258
10 years	$ 243	$ 356	$ 431	$ 555	$ 579

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2016, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Fund attempts to achieve the return of the U.S. stock market as represented by its benchmark, the Russell 3000®Index, while investing only in companies whose activities are consistent with the Fund’s ESG criteria. See “Additional information about the Fund’s benchmark index” below for more information about the Fund’s benchmark.

The ESG criteria the Fund takes into consideration are non-fundamental investment policies. Such criteria and the universe of investments that the Fund utilizes may be changed without the approval of the Fund’s shareholders. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund’s investments are subject to certain ESG criteria. The ESG criteria are implemented based on data provided by independent research vendor(s). All companies must meet or exceed minimum ESG performance standards to be eligible for inclusion in the Fund. The evaluation process favors companies with leadership in ESG performance relative to their peers. Typically, environmental assessment categories include climate change, natural resource use, waste management and environmental opportunities. Social evaluation categories include human capital, product safety and social opportunities. Governance assessment categories include corporate governance, business ethics and government and public policy. How well companies adhere to international norms and principles and involvement in major ESG controversies (examples of which may relate to the environment, customers, human rights and community, labor rights and supply chain, and governance) are other considerations.

The ESG evaluation process is conducted on an industry-specific basis and involves the identification of key performance indicators, which are given more or less relative weight compared to the broader range of potential assessment categories. Concerns in one area do not automatically eliminate an issuer from being an eligible Fund investment. When ESG concerns exist, the evaluation process gives careful consideration to how companies address the risks and opportunities they face in the context of their sector or industry and relative to their peers. The Fund will not generally invest in companies significantly involved in certain business activities, including but not limited to the production of alcohol, tobacco, military weapons, firearms, nuclear power and gambling products and services.

Once a universe of ESG-eligible companies is established, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), then uses quantitative investment techniques to attempt to closely match, to the extent practicable, the overall risk characteristics of the benchmark index. The Fund holdings will generally consist of a subset of the eligible investment universe. The Fund is not required to invest in all companies that meet the ESG criteria.

The Corporate Governance and Social Responsibility Committee (the “CGSR Committee”) of the Board of Trustees of the Trust (“Board of Trustees”) reviews the ESG criteria used to screen securities held by the Fund and approves the vendor of that service. Advisors seeks to ensure that the Fund’s investments are consistent with its ESG criteria, but Advisors cannot guarantee that this will always be the case for every Fund investment. Consistent with its responsibilities, the CGSR Committee evaluates options for implementing the Fund’s ESG investment criteria and monitors the ESG vendors selected to supply the ESG-eligible universe. Advisors has the right to change the ESG vendor(s) at any time and to add to the number of vendors providing the universe of eligible companies. Investing on the basis of ESG criteria is qualitative and subjective by nature, and there can be no assurance that the process utilized by the Fund’s vendor(s) or any judgment exercised by the CGSR Committee or Advisors will reflect the beliefs or values of any particular investor.

The Fund is not restricted from investing in any securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may also invest in securities issued by other countries or their agencies or instrumentalities as approved by the CGSR Committee. Consistent with its ESG criteria, the Fund may invest up to 15% of its assets in foreign investments.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• ESG Criteria Risk—The risk that because the Fund’s ESG criteria exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use these criteria.

• Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often experience greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when Advisors deems it appropriate.

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives.

• Benchmark Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Quantitative Analysis Risk—The risk that stocks selected using quantitative modeling and analysis could perform differently from the market as a whole.

• Illiquid Investments Risk—The risk that illiquid investments may be difficult to sell for the value at which they are carried, if at all, or at any price within the desired time frame.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Advisor, Premier, Retirement and Retail classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2016, and how those returns compare to those of the Fund’s benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%) Social Choice Equity Fund

Best quarter: 17.87%, for the quarter ended June 30, 2009. Worst quarter: -23.79%, for the quarter ended December 31, 2008.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2016
Average Annual Returns - TIAA-CREF Social Choice Equity Fund	1 Year	5 Years		10 Years		Inception Date
Institutional Class	13.51%	13.56%		6.76%		Jul. 01, 1999
Advisor Class	13.57%	13.55%	[1]	6.76%	[1]	Dec. 04, 2015
Premier Class	13.32%	13.40%		6.63%	[1]	Sep. 30, 2009
Retirement Class	13.24%	13.27%		6.49%		Oct. 01, 2002
Retail Class	13.26%	13.24%		6.55%		Mar. 31, 2006
After Taxes on Distributions | Institutional Class	11.79%	12.59%		6.15%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	9.08%	10.83%		5.41%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	12.74%	14.67%		7.07%
[1]	The performance shown for the Advisor and Premier classes that is prior to their inception date is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Advisor and Premier classes. If those expenses had been reflected, the performance would have been lower.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.